Exhibit 99.1

CNH Equipment Trust 2024-B
$162,000,000 Class A-1 5.519% Asset Backed Notes due May 15, 2025
$167,500,000 Class A-2a 5.42% Asset Backed Notes due October 15, 2027
$167,500,000 Class A-2b 30-Day average SOFR + 0.40% Asset Backed Notes due October 15, 2027
$335,000,000 Class A-3 5.19% Asset Backed Notes due September 17, 2029
$76,970,000 Class A-4 5.23% Asset Backed Notes due November 17, 2031

Please contact Sandy Tomlinson at 815-466-9606 with any questions regarding this report or email wwabs@cnhind.com
For additional information consult http://cnhindustrialcapital.com/investor info
Cutoff Date		8/31/2025
Date Added		4/30/2024
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	8,004,717.82	0.00	0.00	0.00
	1	9,139,316.12	0.00	0.00	0.00
	2	11,969,140.23	0.00	0.00	0.00
	3	9,950,073.85	0.00	0.00	0.00
	4	16,013,762.72	0.00	0.00	0.00
	5	32,407,529.00	0.00	0.00	0.00
	6	16,127,600.52	0.00	0.00	0.00
	7	21,131,868.93	0.00	0.00	0.00
	8	23,138,273.57	0.00	0.00	0.00
	9	4,929,492.53	0.00	0.00	0.00
	10	4,999,736.13	0.00	0.00	0.00
	11	5,476,972.58	0.00	0.00	0.00
	12	6,220,257.87	0.00	0.00	0.00
	13	10,769,544.16	0.00	0.00	0.00
	14	11,470,944.99	0.00	0.00	0.00
	15	9,817,524.69	0.00	0.00	0.00
	16	15,572,359.29	0.00	0.00	0.00
	17	32,220,629.38	0.00	0.00	0.00
	18	15,737,142.77	0.00	0.00	0.00
	19	21,001,051.17	0.00	0.00	0.00
	20	23,021,219.50	0.00	0.00	0.00
	21	4,369,488.67	0.00	0.00	0.00
	22	4,486,867.09	0.00	0.00	0.00
	23	4,988,250.94	0.00	0.00	0.00
	24	5,823,024.63	0.00	0.00	0.00
	25	9,907,279.85	0.00	0.00	0.00
	26	10,784,451.75	0.00	0.00	0.00
	27	9,223,948.74	0.00	0.00	0.00
	28	14,073,708.05	0.00	0.00	0.00
	29	29,706,831.12	0.00	0.00	0.00
	30	14,774,216.19	0.00	0.00	0.00
	31	19,809,449.48	0.00	0.00	0.00
	32	21,995,517.14	0.00	0.00	0.00
	33	3,623,727.62	0.00	0.00	0.00
	34	3,828,119.13	0.00	0.00	0.00
	35	4,415,291.79	0.00	0.00	0.00
	36	5,393,430.56	0.00	0.00	0.00
	37	10,201,202.98	0.00	0.00	0.00
	38	9,953,129.47	0.00	0.00	0.00
	39	7,840,120.63	0.00	0.00	0.00
	40	12,023,948.63	0.00	0.00	0.00
	41	27,817,070.89	0.00	0.00	0.00
	42	12,236,975.43	0.00	0.00	0.00
	43	17,226,792.87	0.00	0.00	0.00
	44	18,480,997.86	0.00	0.00	0.00
	45	889,466.69	0.00	0.00	0.00
	46	626,971.45	0.00	0.00	0.00
	47	903,627.39	0.00	0.00	0.00
	48	947,280.19	0.00	0.00	0.00
	49	1,677,872.61	0.00	0.00	0.00
	50	1,737,875.47	0.00	0.00	0.00
	51	1,696,037.89	0.00	0.00	0.00
	52	3,290,494.58	0.00	0.00	0.00
	53	4,448,105.39	0.00	0.00	0.00
	54	2,812,596.99	0.00	0.00	0.00
	55	3,976,430.77	0.00	0.00	0.00
	56	3,726,669.54	0.00	0.00	0.00
	57	353,503.49	0.00	0.00	0.00
	58	272,865.81	0.00	0.00	0.00

	59	370,169.50	0.00	0.00	0.00
	60	434,448.68	0.00	0.00	0.00
	61	1,293,457.94	0.00	0.00	0.00
	62	1,162,853.35	0.00	0.00	0.00
	63	911,443.81	0.00	0.00	0.00
	64	1,240,126.84	0.00	0.00	0.00
	65	3,042,033.26	0.00	0.00	0.00
	66	1,700,639.49	0.00	0.00	0.00
	67	2,012,623.11	0.00	0.00	0.00
	68	2,194,240.55	0.00	0.00	0.00
	69	6,595.16	0.00	0.00	0.00
	70	4,849.09	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	61,791.86	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	9,661.21	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00
	79	0.00	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	633,907,731.44	0.00	0.00	0.00
Discount Rate		8.250%	8.250%	8.250%	8.250%
Beginning Contract Value		553,982,409.63	0.00	0.00	0.00
Scheduled Contract Value Decline		9,963,850.85	0.00	0.00	0.00
Unscheduled Contract Value Decline		3,692,293.49	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		540,326,265.29	0.00	0.00	0.00
Aggregate Statistical Contract Value (Outstanding Balance)		577,591,242.57

CNH Equipment Trust 2024-B
$162,000,000 Class A-1 5.519% Asset Backed Notes due May 15, 2025
$167,500,000 Class A-2a 5.42% Asset Backed Notes due October 15, 2027
$167,500,000 Class A-2b 30-Day average SOFR + 0.40% Asset Backed Notes due October 15, 2027
$335,000,000 Class A-3 5.19% Asset Backed Notes due September 17, 2029
$76,970,000 Class A-4 5.23% Asset Backed Notes due November 17, 2031

Dated Date (30/360)	8/15/2025
Dated Date (act/360)	8/15/2025
Scheduled Payment Date	9/15/2025
Actual Payment Date	9/15/2025
Days in accrual period (30/360)	30
Days in accrual period (act/360)	31
30-Day aveage SOFR Rate as of SOFR determination date:	4.34270%
A-2b Note Rate	4.74270%
Note Distribution Account Deposit	$15,910,860.47
Certificate Distribution Account deposit	$1,853,177.76
First Principal Payment Amount	$13,656,144.34
Additional Principal Payment Amount (this period)	$0.00
Note Monthly Principal Distributable Amount	$13,656,144.34
Spread Account Initial Deposit	$18,645,734.49
Amount required to be deposited into the Collection Account during the calendar month	$18,157,943.90

Collateral Summary
Wtd. Average Discount Rate	8.250%
Beginning Contract Value	553,982,409.63
Scheduled Contract Value Decline	9,963,850.85
Unscheduled Contract Value Decline	3,692,293.49
Additional Contract Value Purchased	0.00
Ending Contract Value	540,326,265.29

Total Beginning Balance (Pool Balance)	553,982,409.63
Pool Balance as of end of last day of preceding Collection Period	553,982,409.63
Total Ending Balance (Pool Balance )	540,326,265.29

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer's liquidation expenses)	$18,157,943.90

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$18,157,943.90

Reinvestment Income	$67,913.01

Total Collections + Reinvestment Income For The Period	$18,225,856.91

Targeted Overcollateralization Amount End of Period	$32,630,035.37
Targeted Overcollateralization Percentage End of Period	3.50%
Target Overcollateralization Amount met (Yes/No)	Yes

Other	$0.00

CNH Equipment Trust 2024-B
$162,000,000 Class A-1 5.519% Asset Backed Notes due May 15, 2025
$167,500,000 Class A-2a 5.42% Asset Backed Notes due October 15, 2027
$167,500,000 Class A-2b 30-Day average SOFR + 0.40% Asset Backed Notes due October 15, 2027
$335,000,000 Class A-3 5.19% Asset Backed Notes due September 17, 2029
$76,970,000 Class A-4 5.23% Asset Backed Notes due November 17, 2031

Actual Payment Date					9/15/2025
		General		Party Receiving
		Purpose of		Fee or Expense
Calculation of Distributable Amounts		Fee or Expense		Amount
					NO
Current Asset Representation Fee Due		Provide for Asset Representations Reviewer			$0.00
Past Due Asset Representations Fee		as required		Clayton Fixed Income	$0.00
Total Asset Representations Fee Due				Services LLC	$0.00

CNH					CNH
Current Servicing Fee Due					$461,652.01
Past Due Servicing Fee					$0.00
Total Servicing Fee Due		Provide for servicer as required		NH Credit	$461,652.01
				Company LLC
Current Administration Fee Due			$500.00		$166.67
Past Due Administration Fee					$0.00
Total Administration Fee Due		Provide for trust administrator		CNH Capital	$166.67
				America LLC
Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
Past Due Reimburseable Expenses of the Asset Representations Reviewer					$0.00
Total Reimbursable Expenses of the Asset Representations Reviewer Due					$0.00
		To cover expenses of asset representations reviewer
Indemnities of the Asset Representations Reviewer Due					$0.00
Past Due Indemnities of the Asset Representations Reviewer					$0.00
Total Indemnities of the Asset Representations Reviewer Due					$0.00
		To indemnify asset representations reviewer
Reimburseable Expenses of the Servicer Due					$0.00
Past Due Reimburseable Expenses of the Servicer					$0.00
Total Reimburseable Expenses of the Servicer Due		To cover expenses of servicer		NH Credit	$0.00
				Company LLC
Total Principal Balance of Notes (Beginning of Period)					$521,352,374.26
A-1 notes Beginning Principal balance					$0.00
A-2a notes Beginning Principal balance					$54,691,187.13
A-2b notes Beginning Principal balance					$54,691,187.13
A-3 notes Beginning Principal balance					$335,000,000.00
A-4 notes Beginning Principal balance					$76,970,000.00

		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	5.51900%	5.51900%	act/360	$0.00
A-2a notes Current Interest Due	Fix	5.42000%	5.42000%	30/360	$247,021.86
A-2b notes Current Interest Due	Flt	0.40000%	0.40000%	act/360	$223,358.35
A-3 notes Current Interest Due	Fix	5.19000%	5.19000%	30/360	$1,448,875.00
A-4 notes Current Interest Due	Fix	5.23000%	5.23000%	30/360	$335,460.92

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-2b notes Past Due Interest					$0.00
A-3 notes Past Due Interest					$0.00
A-4 notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-2b notes Interest Due on Past Due Interest					$0.00
A-3 notes Interest Due on Past Due Interest					$0.00
A-4 notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$0.00
A-2a notes Total Interest Due					$247,021.86
A-2b notes Total Interest Due					$223,358.35
A-3 notes Total Interest Due					$1,448,875.00

A-4 notes Total Interest Due	$335,460.92

A-1 notes Principal Due	$0.00
A-2a notes Principal Due	$6,828,072.17
A-2b notes Principal Due	$6,828,072.17
A-3 notes Principal Due	$0.00
A-4 notes Principal Due	$0.00

Total notes Interest Due	$2,254,716.13
Total notes Principal Due	$13,656,144.34
Net Swap/Termination Payment Due	$0.00
Total notes Distributable Amount	$15,910,860.47

ī
CNH Equipment Trust 2024-B
$162,000,000 Class A-1 5.519% Asset Backed Notes due May 15, 2025
$167,500,000 Class A-2a 5.42% Asset Backed Notes due October 15, 2027
$167,500,000 Class A-2b 30-Day average SOFR + 0.40% Asset Backed Notes due October 15, 2027
$335,000,000 Class A-3 5.19% Asset Backed Notes due September 17, 2029
$76,970,000 Class A-4 5.23% Asset Backed Notes due November 17, 2031

Actual Payment Date	9/15/2025

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$18,225,856.91

Beginning Spread Account Balance	$18,645,734.49
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$18,225,856.91

Cash Allocation (Cashflow Waterfall)		Available Cash

Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid	$0.00
Asset Representation Reviewer Fee, Expenses and Indemnities up to a Maximum of $200,000.00 Per Year Paid Shortfall	$0.00
		18,225,856.91
Servicing Fee Paid	$461,652.01
Servicing Fee Shortfall	$0.00
		$17,764,204.90
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$17,764,038.23

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$17,764,038.23

Cash Available to Pay Note Interest	$17,764,038.23
Cash Available to Pay Termination Payment	$17,764,038.23

Class A-1 notes Interest Paid	$0.00
Class A-2a notes Interest Paid	$247,021.86
Class A-2b notes Interest Paid	$223,358.35
Class A-3 notes Interest Paid	$1,448,875.00
Class A-4 notes Interest Paid	$335,460.92
		$15,509,322.10
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-2b notes Interest Shortfall	$0.00
Class A-3 notes Interest Shortfall	$0.00
Class A-4 notes Interest Shortfall	$0.00

First Principal Payment Amount	$13,656,144.34

Class A-1 notes Principal Paid	$0.00
Class A-2a notes Principal Paid	$6,828,072.17
Class A-2b notes Principal Paid	$6,828,072.17
Class A-3 notes Principal Paid	$0.00
Class A-4 notes Principal Paid	$0.00
		1,853,177.76
Deposits to Spread Account	$0.00

Additional Note Monthly Principal Distributable Amount (this Period)	$0.00
LTD Additional Note Monthly Principal Distributable Amount	$9,313,310.64
Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		1,853,177.76
Reimbursable Expenses of the Asset Representations Reviewer Paid	$0.00
Reimbursable Expenses of the Asset Representations Reviewer Shortfall	$0.00
		$1,853,177.76
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$1,853,177.76
Total Principal Balance of Notes (End of Period)	$507,696,229.92
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$47,863,114.96
A-2b notes Ending Principal balance	$47,863,114.96
A-3 notes Ending Principal balance	$335,000,000.00
A-4 notes Ending Principal balance	$76,970,000.00

Release excess to the Certificateholders	$1,853,177.76	$1,853,177.76

				ī
CNH Equipment Trust 2024-B
$162,000,000 Class A-1 5.519% Asset Backed Notes due May 15, 2025
$167,500,000 Class A-2a 5.42% Asset Backed Notes due October 15, 2027
$167,500,000 Class A-2b 30-Day average SOFR + 0.40% Asset Backed Notes due October 15, 2027
$335,000,000 Class A-3 5.19% Asset Backed Notes due September 17, 2029
$76,970,000 Class A-4 5.23% Asset Backed Notes due November 17, 2031

Actual Payment Date					9/15/2025

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$521,352,374.26	0.5735639	$573.56
A-1 notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-2a notes Beginning Principal balance					$54,691,187.13	0.3265146	$326.51
A-2b notes Beginning Principal balance					$54,691,187.13	0.3265146	$326.51
A-3 notes Beginning Principal balance					$335,000,000.00	1.0000000	$1,000.00
A-4 notes Beginning Principal balance					$76,970,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)			WAL		$507,696,229.92	0.5585401	$558.54
A-1 notes Ending Principal balance			0.36	$162,000,000.00	$0.00	0.0000000	$0.00
A-2a notes Ending Principal balance			1.17	$167,500,000.00	$47,863,114.96	0.2857499	$285.75
A-2b notes Ending Principal balance			1.17	$167,500,000.00	$47,863,114.96	0.2857499	$285.75
A-3 notes Ending Principal balance			2.78	$335,000,000.00	$335,000,000.00	1.0000000	$1,000.00
A-4 notes Ending Principal balance			4.05	$76,970,000.00	$76,970,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$0.00	0.0000000	$0.00
Class A-2a notes Interest Paid					$247,021.86	0.0014748	$1.47
Class A-2b notes Interest Paid					$223,358.35	0.0013335	$1.33
Class A-3 notes Interest Paid					$1,448,875.00	0.0043250	$4.33
Class A-4 notes Interest Paid					$335,460.92	0.0043583	$4.36

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2b notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4 notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-2a notes Principal Paid					$6,828,072.17	0.0407646	$40.76
Class A-2b notes Principal Paid					$6,828,072.17	0.0407646	$40.76
Class A-3 notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4 notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit			2.00%		$0.00
Required Spread Account Target					$18,645,734.49

Required Spread Account
Beginning Spread Account Balance					$18,645,734.49
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$18,645,734.49

				Original
Purchases		Cut-Off	Closing	Pool
	Units	Date	Date	Balance

Initial Purchase	8,559	4/30/24	5/20/24	932,286,724.73
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	8,559			932,286,724.73

Total Release to Seller					$2,314,996.44

"The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment ."

POOL STATISTICS

Collateral Composition

Number of Receivables at Beginning of Period		7,199
Number of Receivables at End of Period		7,097

Weighted Average Coupon on Receivables		4.44
Weighted Average Original Term on Receivables		62.76
Weighted Average Remaining Term on Receivables		43.03

Pool Factor		0.55854
A-1 Note Pool Factor		0.00000
A-2a Note Pool Factor		0.28575
A-2b Note Pool Factor		0.28575
A-3 Note Pool Factor		1.00000
A-4 Note Pool Factor		1.00000
Unscheduled Contract Value Decline - Monthly		3,692,293.49
Unscheduled Contract Value Decline - Life-to-Date		204,065,302.25
Call Factor - based on Ending Contract Value		57.96%

Collateral Performance
Contractural Delinquency (1):		Count	%	Amount	%
31-60 Days delinquent		42	0.59%	3,232,733.97	0.56%
61-90 Days delinquent		32	0.45%	1,360,487.66	0.24%
91-120 Days delinquent		19	0.27%	1,380,423.80	0.24%
121-150 Days delinquent		15	0.21%	1,187,810.28	0.21%
151-180 Days delinquent		23	0.32%	3,324,244.93	0.58%
181 + Days delinquent		38	0.54%	3,164,123.38	0.55%
TOTAL		169	2.38%	13,649,824.02	2.36%
Amounts Past Due (2)
Scheduled Amounts 30 - 59 days past due		$272,836.23	0.05%
Scheduled Amounts 60 days or more past due (3)		$254,543.67	0.05%

ARR Delinquency Trigger (61+ Days Delinquent Receivables)

Period (from Cutoff Date )

1-12	10.00%
13-48+	16.00%		Variance	Trigger

End of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value		1.80%	14.1965%	16.00%

Do end of Collection Period 61+ days delinquent Receivables as a percentage of the aggregate Statistical Contract Value meet or exceed the applicable ARR Delinquency Trigger percentage (did Delinquency Trigger occur)?

		NO

Net and Realized Losses		Amount	Count (4)		%

Net Losses (5)		$940,545.88	32		0.17%
Write Down Amount on 180 Day Receivables		$145,391.49
Monthly Realized Losses (Total)		$1,085,937.37
Net Losses as a % of the Average Pool Balance		0.172%
Average Net Losses on all Receivables that have experienced a Net Loss this period		$29,392.06

Life-to-Date Net Losses		$3,443,150.59	100
Cumulative Write Down Amount on 180 Day Receivables		$393,917.72
Cumulative Realized Losses (Total)		$3,837,068.31
Life-to-Date Net Losses as a % of the Initial Pool Balance		0.369%
Average Net Loss on all Receivables that have experienced a Net Loss		$34,431.51
Cumulative Net Loss Ratio		0.4116%

Repossession Inventory and 180-Day Receivables
Repossessed Equipment not Sold or Reassigned (Beginning) (6)		$4,434,397.01
Repossessed Equipment not Sold or Reassigned (End)		$6,076,498.17

Balance of 180 Day Receivables (Beg of month) (7)		$709,956.45
Balance of 180 Day Receivables (End of month)		$1,125,288.98

(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.

(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
(3) This number is utilized to calculate Delinquency Ratio with respect to the Specified Spread Account Reduction Trigger.

(4) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.

(5) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables. Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.

(6) Repossessd Receivables are stated at estimated realized value.
(7) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

STATEMENTS TO NOTEHOLDERS

1  Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?	NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?	NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?	NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?	NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

6/17/2024
7/15/2024
8/15/2024
9/16/2024
10/15/2024
11/15/2024
12/16/2024
1/15/2025
2/18/2025
3/17/2025
4/15/2025
5/15/2025
6/16/2025	—

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00
3. Final Scheduled Maturity Date	May 15, 2025

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	470,380.21	1,448,875.00	335,460.92

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	95,726,229.92	335,000,000.00	76,970,000.00
3. Final Scheduled Maturity Date	October 15, 2027	September 17, 2029	November 17, 2031